FINANCIAL RISK MANAGEMENT - Exposure To Credit Risk By Geographic Area (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 966,762								$ 553,420
Allowance for expected credit losses	(11,092)								(11,061)
Trade accounts receivable (note 7)	955,670	$ 53.3	£ 2.9	€ 32.7	$ 6.7	$ 5.3	¥ 0.2	৳ 0.0	542,359
Not past due
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	906,373								524,319
Past due 0-30 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	32,676								14,782
Past due 31-60 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	8,644								7,081
Past due 61-120 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	9,151								3,361
Past due over 121 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	9,918								3,877
United States
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	775,419								463,008
Canada
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	67,032								29,242
Europe and other
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	$ 113,219								$ 50,109